Not FDIC Insured May Lose Value No Bank Guarantee
1153-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Intermediate-Term Tax-Free
Income Fund 2
Notes to Schedule of Investments 8

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited), December 31, 2024
Franklin New York Intermediate-Term Tax-Free Income Fund
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 97.7%
Arizona 0.6%
a
Maricopa County Industrial Development Authority , Grand Canyon University Obligated
Group , Revenue , 144A, 2024 , 7.375% , 10/01/29 .......................... $ 3,250,000 $ 3,315,134
Florida 1.9%
Capital Trust Agency, Inc. ,
Kingdom Development West Palm Beach Portfolio Obligated Group , Revenue , 2021
A-1 , 3.75% , 12/01/36 ............................................. 4,968,000 4,362,310
a
SHI - Lake Osborne LLC , Revenue , 144A, 2021 A-1 T , 5.05% , 7/01/34 .......... 850,000 716,038
a
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 6,000,000 4,835,804
9,914,152
Georgia 0.5%
a
Development Authority of Rockdale County ,
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 .... 1,000,000 833,049
AHPC Terraces at Fieldstone LLC , Revenue , 144A, 2021 A-2 , 4.5% , 12/01/26 .... 1,945,000 1,878,547
2,711,596
New York 92.3%
Albany Capital Resource Corp. , KIPP Capital Region Public Charter Schools , Revenue ,
2024 , 4.5% , 6/01/44 ................................................ 465,000 452,886
Allegany County Capital Resource Corp. , Alfred University , Revenue , 2024 , 5.25% ,
4/01/44 ......................................................... 1,500,000 1,558,235
Battery Park City Authority , Revenue, Senior Lien , 2019 B , Refunding , 5% , 11/01/39 .
3,750,000 4,039,231
Broome County Local Development Corp. , Good Shepherd Village at Endwell
Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/31 ................... 1,565,000 1,529,090
Buffalo & Erie County Industrial Land Development Corp. , D'Youville University ,
Revenue , 2020 A , Refunding , 4% , 11/01/35 .............................. 1,015,000 942,822
Buffalo Municipal Water Finance Authority , Revenue , 2020 B , Refunding , AGMC
Insured , 2.375% , 7/01/40 ............................................ 5,250,000 3,885,973
Build NYC Resource Corp. ,
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/25 ............ 110,000 109,745
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/26 ............ 110,000 108,626
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/27 ............ 100,000 100,137
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/28 ............ 225,000 225,228
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/29 ............ 100,000 99,937
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/30 ............ 100,000 99,714
Academic Leadership Charter School , Revenue , 2021 , 4% , 6/15/31 ............ 100,000 99,380
Classical Charter School, Inc. , Revenue , 2023 A , 4% , 6/15/33 ................ 1,605,000 1,588,607
Grand Concourse Academy Charter School , Revenue , 2022 A , 5% , 7/01/32 ...... 325,000 341,398
b
Chautauqua County Capital Resource Corp. , NRG Energy, Inc. , Revenue , 2020 ,
Refunding , Mandatory Put , 4.25% , 4/03/28 ............................... 1,500,000 1,515,624
City of Long Beach , GO , 2020 A , 5% , 9/01/26 ..............................
1,370,000 1,414,001
City of New York ,
GO , 2016 A , Refunding , 5% , 8/01/26 ................................... 9,000,000 9,091,669
GO , 2018 E-1 , 5.25% , 3/01/31 ........................................ 5,000,000 5,313,613
GO , 2019 D-1 , 5% , 12/01/35 ......................................... 5,015,000 5,296,068
GO , 2020 D-1 , BAM Insured , 4% , 3/01/41 ............................... 2,500,000 2,500,078
GO , 2024 C , 5% , 3/01/42 ............................................ 1,000,000 1,095,354
GO , 2025 C-1 , 5% , 9/01/44 .......................................... 1,000,000 1,088,158
County of Suffolk ,
GO , 2018 B , AGMC Insured , 4% , 10/15/30 ............................... 6,310,000 6,398,078
GO , 2018 B , AGMC Insured , 3.375% , 10/15/31 ........................... 6,370,000 6,272,429
Dutchess County Local Development Corp. ,
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/25 ...... 160,000 160,625
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/29 ...... 150,000 157,277
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/30 ...... 150,000 158,405

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Dutchess County Local Development Corp., (continued)
Culinary Institute of America (The) , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... $ 200,000 $ 212,384
Nuvance Health Obligated Group , Revenue , 2019 B , Refunding , 5% , 7/01/26 ..... 1,015,000 1,030,838
Empire State Development Corp. ,
State of New York Personal Income Tax , Revenue , 2017 A , Refunding , 5% , 3/15/30 10,000,000 10,399,800
State of New York Sales Tax , Revenue , 2019 A , Refunding , 5% , 3/15/38 ......... 5,120,000 5,464,226
Hempstead Town Local Development Corp. ,
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/37 ................. 550,000 553,557
Hofstra University , Revenue , 2021 A , Refunding , 4% , 7/01/38 ................. 520,000 521,744
Long Island Power Authority ,
Revenue , 2019 A , 4% , 9/01/35 ........................................ 15,700,000 16,009,403
Revenue , 2019 A , 4% , 9/01/38 ........................................ 6,775,000 6,826,959
Revenue , 2024 A , Refunding , 5% , 9/01/44 ............................... 1,250,000 1,365,895
Metropolitan Transportation Authority ,
Revenue , 2017 C-2 , Refunding , Zero Cpn., 11/15/39 ....................... 15,000,000 7,739,172
Revenue , 2024 A , Refunding , 5% , 11/15/44 .............................. 5,000,000 5,336,558
Dedicated Tax Fund , Revenue , 2012 A , Refunding , Zero Cpn., 11/15/32 ......... 40,000,000 29,848,572
Monroe County Industrial Development Corp. ,
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/26 ...... 980,000 1,000,512
Nazareth College of Rochester , Revenue , 2017 A , Refunding , 5% , 10/01/27 ...... 1,035,000 1,068,299
Rochester City School District , Revenue , 2013 , 5% , 5/01/29 .................. 9,645,000 9,706,498
Rochester Regional Health Obligated Group , Revenue , 2020 A , Refunding , 5% ,
12/01/33 ....................................................... 1,000,000 1,056,026
a
True North Rochester Prep Charter School , Revenue , 144A, 2020 A , 5% , 6/01/40 . 630,000 641,436
Nassau County Local Economic Assistance Corp. , Roosevelt Children's Academy
Charter School , Revenue , 2023 A , 4% , 7/01/33 ........................... 750,000 744,854
New York City Housing Development Corp. ,
8 Spruce NY Owner LLC , Revenue , 2024 , F , Refunding , 5.25% , 12/15/31 ........ 2,750,000 2,811,772
b
East 124th Street LLC , Revenue , 2008 A , LOC FHLMC , Mandatory Put , 2.1% ,
10/01/29 ....................................................... 10,000,000 9,033,244
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC , Revenue , 2021 A , Refunding , AGMC Insured , 4% , 1/01/32 3,250,000 3,325,079
Yankee Stadium LLC , Revenue , 2020 A , Refunding , AGMC Insured , 3% , 3/01/39 .. 2,500,000 2,212,074
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2018 CC-1 , 4% , 6/15/37 .................. 5,000,000 5,032,718
Water & Sewer System , Revenue , 2018 EE , Refunding , 5% , 6/15/30 ........... 5,000,000 5,086,319
Water & Sewer System , Revenue , 2018 FF , Refunding , 5% , 6/15/34 ............ 5,000,000 5,279,192
Water & Sewer System , Revenue , 2024 CC-2 , Refunding , 5% , 6/15/46 ......... 1,590,000 1,724,702
New York City Transitional Finance Authority ,
Future Tax Secured , Revenue , 2016 E-1 , 5% , 2/01/39 ...................... 9,000,000 9,116,811
Future Tax Secured , Revenue , 2018 B-1 , 4% , 8/01/35 ...................... 4,000,000 4,046,394
Future Tax Secured , Revenue , 2020 B-1 , 4% , 11/01/41 ..................... 7,200,000 7,133,892
Future Tax Secured , Revenue , 2025 C-1 , 5% , 5/01/41 ...................... 2,000,000 2,216,301
Future Tax Secured , Revenue , 2025 D , 5% , 5/01/46 ........................ 1,800,000 1,952,851
c
Future Tax Secured , Revenue , 2025 E , 5% , 11/01/47 ....................... 1,000,000 1,080,992
State of New York , Revenue , 2018 S-1 , Refunding , 5% , 7/15/29 ............... 8,215,000 8,595,548
State of New York , Revenue , 2019 S-3 A , Refunding , 5% , 7/15/34 ............. 10,000,000 10,534,941
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue , 2015 , Refunding , 5% , 11/15/25 ................................ 2,250,000 2,279,508
New York Liberty Development Corp. ,
Revenue , 2021 A , Refunding , 1.9% , 11/15/31 ............................. 2,000,000 1,695,973
Goldman Sachs Headquarters LLC , Revenue , 2005 , Refunding , 5.25% , 10/01/35 .. 13,305,000 15,148,979
New York State Dormitory Authority ,
Revenue , 2020 A , Pre-Refunded , AGMC Insured , 5% , 10/01/34 ............... 5,000 5,358
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/27 570,000 572,519
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 5% , 7/01/28 665,000 668,597

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
Catholic Health System Obligated Group , Revenue , 2019 A , Refunding , 4% , 7/01/37 $ 1,150,000 $ 1,036,123
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2015 , Refunding ,
5% , 12/01/45 ................................................... 900,000 815,976
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/27 ................................................... 1,000,000 1,001,959
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/28 ................................................... 1,800,000 1,802,909
a
Garnet Health Medical Center Obligated Group , Revenue , 144A, 2017 , Refunding ,
5% , 12/01/32 ................................................... 1,000,000 987,973
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/27 ...................... 325,000 335,937
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/28 ...................... 275,000 287,466
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/29 ...................... 275,000 290,319
Iona College , Revenue , 2022 , Refunding , 5% , 7/01/30 ...................... 325,000 345,858
Montefiore Obligated Group , Revenue , 2018 A , Refunding , 5% , 8/01/33 ......... 1,350,000 1,387,733
Montefiore Obligated Group , Revenue , 2024 , 5.5% , 11/01/44 ................. 500,000 544,484
New York Institute of Technology , Revenue , 2024 , 5.25% , 7/01/49 ............. 1,000,000 1,061,936
New York University , Revenue , 2017 A , Refunding , 5% , 7/01/33 ............... 12,000,000 12,536,059
New York University , Revenue , 2019 A , 5% , 7/01/42 ........................ 6,040,000 6,388,425
Northwell Health Obligated Group , Revenue , 2015 A , Refunding , 5% , 5/01/27 .... 6,000,000 6,027,918
c
Northwell Health Obligated Group , Revenue , 2025 A , Refunding , 5% , 5/01/43 .... 1,500,000 1,620,344
Pace University , Revenue , 2024 A , 5.25% , 5/01/43 ......................... 400,000 431,379
Pace University , Revenue , 2024 A , 5.25% , 5/01/44 ......................... 450,000 483,768
Rochester Institute of Technology , Revenue , 2019 A , 5% , 7/01/39 .............. 1,000,000 1,059,427
St. John's University , Revenue , 2021 A , Refunding , 4% , 7/01/31 ............... 3,550,000 3,675,022
St. Joseph's College , Revenue , 2021 , 4% , 7/01/35 ......................... 200,000 178,191
State of New York Personal Income Tax , Revenue , 2017 A , 4% , 2/15/33 ......... 9,990,000 10,134,434
State of New York Personal Income Tax , Revenue , 2017 A , Pre-Refunded , 4% ,
2/15/33 ........................................................ 10,000 10,210
State of New York Personal Income Tax , Revenue , 2018 A , Refunding , 5.25% ,
3/15/37 ........................................................ 7,000,000 7,446,854
State of New York Personal Income Tax , Revenue , 2024 A , Refunding , 5% , 3/15/41 1,000,000 1,099,875
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/32 ................. 2,000,000 2,048,995
State of New York Sales Tax , Revenue , 2016 A , 5% , 3/15/33 ................. 5,060,000 5,179,742
State of New York Sales Tax , Revenue , 2018 A , 5% , 3/15/43 ................. 10,000,000 10,323,034
State of New York Sales Tax , Revenue , 2024 B , Refunding , 5% , 3/15/49 ........ 4,000,000 4,310,103
State University of New York Dormitory Facilities , Revenue , 2018 A , 5% , 7/01/33 .. 1,000,000 1,047,581
White Plains Hospital Obligated Group , Revenue , 2024 , 5.25% , 10/01/49 ........ 500,000 528,342
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,000,000 3,047,940
New York State Environmental Facilities Corp. , State of New York State Revolving
Fund , Revenue , 2018 B , 5% , 6/15/35 ................................... 5,000,000 5,298,571
New York State Thruway Authority ,
Revenue , 2019 B , 4% , 1/01/37 ........................................ 7,000,000 7,092,787
Revenue , L , Refunding , 5% , 1/01/32 ................................... 1,750,000 1,843,001
New York Transportation Development Corp. ,
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/30 .......................... 1,310,000 1,347,402
Delta Air Lines, Inc. , Revenue , 2018 , 5% , 1/01/32 .......................... 3,500,000 3,592,513
Delta Air Lines, Inc. , Revenue , 2020 , 5% , 10/01/35 ......................... 4,000,000 4,150,619
Delta Air Lines, Inc. , Revenue , 2023 , 5.625% , 4/01/40 ...................... 2,000,000 2,125,674
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/34 ............ 1,250,000 1,208,007
Empire State Thruway Partners LLC , Revenue , 2021 , 4% , 10/31/41 ............ 1,000,000 913,881
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/29 ... 500,000 525,447
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/30 ... 150,000 158,202
JFK International Air Terminal LLC , Revenue , 2020 A , Refunding , 5% , 12/01/31 ... 400,000 420,099
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/29 ... 3,150,000 3,378,802
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/31 ... 3,980,000 4,299,453

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/32 ... $ 4,340,000 $ 4,671,342
JFK International Air Terminal LLC , Revenue , 2020 C , Refunding , 5% , 12/01/33 ... 1,850,000 1,985,941
JFK NTO LLC , Revenue , 2023 , 5.5% , 6/30/41 ............................ 850,000 908,336
JFK NTO LLC , Revenue , 2023 , AGMC Insured , 5.5% , 6/30/42 ................ 1,080,000 1,163,556
JFK NTO LLC , Revenue , 2024 , 5.25% , 6/30/43 ........................... 1,880,000 1,987,707
Onondaga Civic Development Corp. ,
Le Moyne College , Revenue , 2021 , 5% , 7/01/29 ........................... 330,000 345,176
Le Moyne College , Revenue , 2021 , 5% , 7/01/30 ........................... 320,000 336,634
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/26 .................. 535,000 542,959
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/28 .................. 595,000 617,019
Le Moyne College , Revenue , 2022 , Refunding , 5% , 7/01/30 .................. 655,000 689,049
Onondaga County Trust for Cultural Resources , Syracuse University , Revenue , 2019 ,
Refunding , 5% , 12/01/38 ............................................ 5,000,000 5,365,846
Port Authority of New York & New Jersey ,
Revenue , 194th , Refunding , 5% , 10/15/28 ............................... 9,085,000 9,213,009
Revenue , 209th , Refunding , 5% , 7/15/34 ................................ 15,000,000 15,761,538
Revenue , 234th , Refunding , 5.25% , 8/01/40 .............................. 2,000,000 2,156,590
Revenue , 244 , Refunding , 5% , 7/15/44 ................................. 600,000 661,384
Revenue , 246 , Refunding , 5% , 9/01/39 ................................. 1,600,000 1,723,084
St. Lawrence County Industrial Development Agency ,
Clarkson University , Revenue , 2021 A , Refunding , 5% , 9/01/33 ............... 270,000 283,624
Clarkson University , Revenue , 2021 B , Refunding , 5% , 9/01/33 ............... 455,000 477,960
State of New York , GO , 2023 A , 5% , 3/15/41 ...............................
2,000,000 2,230,568
Suffolk County Water Authority , Revenue , 2018 A , 3.25% , 6/01/43 ...............
5,000,000 4,479,277
Suffolk Tobacco Asset Securitization Corp. ,
Revenue , 2021 A-2 , Refunding , 5% , 6/01/27 ............................. 2,230,000 2,305,132
Revenue , 2021 A-2 , Refunding , 5% , 6/01/30 ............................. 1,500,000 1,600,024
Revenue , 2021 A-2 , Refunding , 5% , 6/01/31 ............................. 1,250,000 1,343,266
Revenue , 2021 A-2 , Refunding , 5% , 6/01/34 ............................. 2,250,000 2,393,187
Syracuse Regional Airport Authority ,
Revenue , 2021 , Refunding , 5% , 7/01/29 ................................. 1,275,000 1,326,163
Revenue , 2021 , Refunding , 5% , 7/01/30 ................................. 1,415,000 1,482,143
Revenue , 2021 , Refunding , 5% , 7/01/32 ................................. 1,000,000 1,048,595
Triborough Bridge & Tunnel Authority ,
Revenue , 2008 B-3 , 5% , 11/15/34 ..................................... 3,480,000 3,527,021
Revenue , 2013 A , Refunding , Zero Cpn., 11/15/30 ......................... 14,175,000 11,461,642
Revenue , 2018 D , 5% , 11/15/33 ....................................... 1,300,000 1,434,052
Revenue , 2024 A-1 , 5% , 11/15/45 ..................................... 2,000,000 2,171,158
Metropolitan Transportation Authority Payroll Mobility Tax , Revenue, Senior Lien ,
2024 B-1 , Refunding , 5% , 5/15/45 .................................... 1,000,000 1,083,619
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/33 ...... 2,000,000 2,162,951
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/35 ...... 1,000,000 1,079,689
Rensselaer Polytechnic Institute , Revenue , 2020 A , Refunding , 5% , 9/01/36 ...... 2,000,000 2,151,619
Trust for Cultural Resources of The City of New York (The) ,
Juilliard School (The) , Revenue , 2018 A , Refunding , 5% , 1/01/33 .............. 2,700,000 2,903,036
Lincoln Center for the Performing Arts, Inc. , Revenue , 2016 A , Refunding , 5% ,
12/01/26 ....................................................... 2,500,000 2,590,130
Lincoln Center for the Performing Arts, Inc. , Revenue , 2020 A , Refunding , 5% ,
12/01/31 ....................................................... 1,000,000 1,099,892
Whitney Museum of American Art , Revenue , 2021 , Refunding , 5% , 7/01/31 ...... 5,000,000 5,570,273
Westchester County Local Development Corp. ,
New York Blood Center, Inc. , Revenue , 2024 , 5% , 7/01/35 ................... 750,000 815,820
Westchester County Health Care Corp. Obligated Group , Revenue , 2016 , Refunding ,
5% , 11/01/25 ................................................... 1,000,000 1,000,521

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
Quarterly Schedule of Investment See Notes to Schedule of Investments.

See Abbreviations on page 9.
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Westchester County Local Development Corp., (continued)
Westchester County Health Care Corp. Obligated Group , Revenue , 2023 , AGMC
Insured , 5% , 11/01/47 ............................................. $ 2,050,000 $ 2,164,597
486,868,788
South Carolina 0.9%
South Carolina Jobs-Economic Development Authority ,
a
Revenue , 144A, 2021 A-1 , 3.65% , 12/01/36 .............................. 1,700,000 1,464,003
AHPC Vista Towers 2021 LLC , Revenue , 2021 A-1 , 3.65% , 12/01/36 ........... 1,700,000 1,464,003
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 B , 4% , 12/01/25 .................................. 2,000,000 1,991,362
4,919,368
Texas 0.5%
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-1 , 4.5% , 12/01/37 ........... 2,935,000 2,576,790
Washington 0.3%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ 1,700,000 1,464,237
Wisconsin 0.5%
a
Public Finance Authority , Patriot Services Group Obligated Group , Revenue , 144A,
2024 A-1 , Refunding , 4.5% , 12/01/31 ................................... 2,650,000 2,633,741
U.S. Territories 0.2%
Guam 0.2%
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
750,000 785,258
Total Municipal Bonds (Cost $ 528,998,617 ) .....................................
515,189,064
a a a a
Short Term Investments 1.4%
Municipal Bonds 1.4%
New York 1.4%
d
New York City Municipal Water Finance Authority ,
Water & Sewer System , Revenue , 2017 BB-1B , SPA State Street Bank & Trust Co. ,
Daily VRDN and Put , 4% , 6/15/49 .................................... 300,000 300,000
Water & Sewer System , Revenue , 2022 DD , Refunding , Daily VRDN and Put , 4% ,
6/15/33 ........................................................ 7,000,000 7,000,000
7,300,000
Total Municipal Bonds (Cost $ 7,300,000 ) .......................................
7,300,000
Total Short Term Investments (Cost $ 7,300,000 ) .................................
7,300,000
a
Total Investments (Cost $ 536,298,617 ) 99.1% ...................................
$522,489,064
Other Assets, less Liabilities 0.9% .............................................
5,030,885
Net Assets 100.0% ...........................................................
$527,519,949
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2024, the aggregate value of these securities was $26,958,958, representing 5.1% of net assets.
b
The maturity date shown represents the mandatory put date.

Franklin New York Tax-Free Trust
Schedule of Investments (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investment

c
Security purchased on a when-issued basis.
d
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund
(Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)

Franklin New York Tax-Free Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At December 31, 2024, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
LOC
Letter of Credit
SPA
Standby Purchase Agreement
3. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.